Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure

We do not grant equity awards in anticipation of the release of material nonpublic information. We did not grant any stock options in 2024, and, at this time, we have no plans to grant stock options to NEOs in the future.

Award Timing Method

We do not grant equity awards in anticipation of the release of material nonpublic information. We did not grant any stock options in 2024, and, at this time, we have no plans to grant stock options to NEOs in the future.

Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not grant equity awards in anticipation of the release of material nonpublic information.